UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-07959
                                                     ---------

                             ADVISORS SERIES TRUST
                             ---------------------
               (Exact name of registrant as specified in charter)

                             615 EAST MICHIGAN ST.
                              MILWAUKEE, WI 53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                ERIC M. BANHAZL
                             ADVISORS SERIES TRUST
                       2020 EAST FINANCIAL WAY, SUITE 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5340
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: DECEMBER 31, 2004
                         -----------------

Date of reporting period:  JUNE 30, 2004
                           -------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                                [AL FRANK LOGO]

                               THE AL FRANK FUND

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2004

                               THE AL FRANK FUND
                         32392 COAST HIGHWAY, SUITE 260
                             LAGUNA BEACH, CA 92651
                      SHAREHOLDER SERVICES (888) 263-6443
                              WWW.ALFRANKFUND.COM

                                                 AL FRANK ASSET MANAGEMENT, INC.
                           32392 Coast Highway Suite 260, Laguna Beach, CA 92651
                                                             www.alfrankfund.com

August 2004

While our performance for the first half of 2004 was generally OK, relative to the major market averages, the big sell-off that has occurred in July and August makes the six-month performance statement seem like very old news. Still, as this is a semi-annual review, we should point out that The Al Frank Fund enjoyed a +4.76% advance during the first six months of 2004, compared to a +6.76% gain for the Russell 2000 Index, a +3.44% rise for the S&P 500 Index and a +3.93% increase for the Wilshire 5000 Index. Of course, as we constantly admonish, long-term performance is far more important in our opinion and we remain very pleased with our returns over the past 1, 3 and 5 years as well as the life of the fund since its inception on January 2, 1998.

FUND PERFORMANCE THROUGH JUNE 30, 2004

                       SIX MONTHS                  3 YEARS       5 YEARS     LIFE OF FUND
                          ENDED                    AVERAGE       AVERAGE       (1/2/98)
FUND NAME             JUNE 30, 2004    1 YEAR     ANNUALIZED   ANNUALIZED     ANNUALIZED
---------            --------------    ------     ----------   ----------     ----------
AL FRANK FUND             4.76%        49.42%       13.35%       19.65%         17.09%
Russell 2000 Index        6.76%        33.37%        6.24%        6.63%          6.12%
S&P 500 Index             3.44%        19.11%       -0.69%       -2.20%          3.96%
Wilshire 5000 Index       3.93%        21.17%        0.77%       -1.05%          4.20%

Performance data quoted represents past performance: past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (888) 263-6443 or visiting www.alfrankfund.com.

As I pen this missive, I feel a touch of deja vu as it was two years ago that we suffered a similar swoon in July and August. Hopefully, we will not see a duplication of the traumatic market environment that was endured throughout that summer of 2002 as it was not until October of that year that equities finally found their footing. Of course, given that our massive gains of 2003 arose from opportunities presented during that turbulent time, those of us with a long-term time horizon would not necessarily mind a rerun of those two years!

We trust that our shareholders understand that the Al Frank Fund often traverses a volatile course, but that we have also historically been rewarded for maintaining our patient disciplined investment approach and riding through the tough times. For example, after rough sledding in 1998, VALUX roared back to make 60% in 1999. After dismal returns in 2002, the Fund soared 78% in 2003. Not once during those difficult periods did we waver from our time-tested approach of buying and patiently holding undervalued stocks.

I believe that conditions today are much improved from the precarious environment that gripped stocks in 2002, our last period of under-performance. Yes, there is uncertainty about the election, terrorism is an omnipresent threat and there have been more than a few second quarter earnings disappointments. Nevertheless, corporate profits have generally been strong, economic data has basically been positive, interest rates have remained historically low, inflation has continued to be tame, corporate balance sheets are much improved and equity valuations have again become quite inexpensive.

Those who follow Al Frank Asset Management's investment newsletter, The Prudent Speculator, may be aware that our list of undervalued buy candidates now stands at 173 names, right near a record high level for this quasi-technical indicator. Looking back over my 17 years with Al Frank Asset Management, we see that in March 1987, September 1989, February 1993 and September 1997 the number of stocks on our newsletter recommended list was in the single digits or mid-teens and subsequent short-term investment performance was dismal. We saw spikes higher in the number of purchase candidates similar to today's jump above 170 in November 1987, October 1990, September 1998, December 2000, October 2001 and March 2003, with each of those periods followed by handsome advances.

Though we hope that all of our shareholders purchase their shares with the understanding that we have built the Fund for a long-term, three-to-five year time horizon, we recognize that it is not always easy to keep the faith, especially for those who have just started out. We know that we cannot always enjoy positive returns in the short run, but we have always been happy with our results in the fullness of time. There can never be any guarantees, of course, but the key to our success has been to stay the course, remaining patient and even adding funds to underperforming accounts when able. I will soon do the latter as I plan to buy additional shares of VALUX in the next couple of weeks.

Alas, I know that my purchase will cross paths with many short-term oriented investors who will choose to redeem their shares rather than risk further declines. Such is the nature of mutual fund investing. As one might imagine, following our superb returns last year, we attracted many new shareholders. Now, given this year's less-than-stellar results, many have decided to sell their shares, yet another instance of mutual fund investors buying high and selling low. Obviously, this saddens me, not just because they may have suffered losses, but because they did not read or pay much attention to our prospectus that states that it often takes time for our strategy to bear fruit.

I think it worth repeating language from the current prospectus: We are adamant in our belief that investing is a long-term exercise. The Al Frank Fund can produce a bumpy ride. This does not overly concern us, as our view is that total return over the long-term is paramount and additional volatility along the way is a reasonable price to pay, as evidenced by our five-year and life-of-fund performance.

Of course, our Fund appears to be no different from most mutual funds when it comes to traders getting in and out at the wrong time. Some say it is a myth, but legendary investment guru Peter Lynch is purported to have said when he managed Fidelity's Magellan Fund, more people lost money investing in the fund than made money despite the fund's exceptional performance (it was up a total of 2,700% in his 13 years at the helm). The reason cited was that a lot of people would always jump into the fund after a period of high returns and exit after experiencing a significant draw down.

Whether or not the Lynch story is simply an old wives tale, DALBAR's (dalbarinc.com) Quantitative Analysis of Investor Behavior study is sobering. The financial-services market research firm examined real investor returns from and flows into and out of equity mutual funds from January 1984 through December 2003. Over the last 20 years, DALBAR found that market timers in stock mutual funds lost 3.29% per year on average. Over a period when the S&P grew by 12.98%, the average investor earned only 3.51%. DALBAR's conclusion: "The victim of market timing is not the average investor, but the investor that tries this technique. The average investor actually benefits from the losses of market timers."

All of us at Al Frank Asset Management appreciate the patronage of our long-term oriented shareholders and we will continue to put forth the "extra" that can turn an ordinary mutual fund into an extraordinary one!

As we work to improve communications with our shareholders, we have launched some very exciting e-mail newsletters and updates. Please visit www.alfrankfund.com/sar for additional information and to sign up for this free service.

Sincerely,

/s/ John Buckingham

John Buckingham
President & Chief Portfolio Manager

Investment performance reflects voluntary fee waivers in effect 1998 and 1999. In the absence of such waivers, total return would have been reduced. The Advisor has since received reimbursement from the Fund for these waivers.

INVESTING IN SECURITIES OF SMALL AND MEDIUM-CAPITALIZATION COMPANIES WILL INVOLVE GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.

Opinions expressed are those of John Buckingham, which are subject to change and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. References to other mutual funds should not be interpreted as an offer of those funds.

The S&P 500, Russell 2000 and Wilshire 5000 Indices are unmanaged indices commonly used to measure performance of U.S. stocks. The S&P 500 invests primarily in large-cap stocks; the Russell 2000 invests primarily in small-cap stocks; and the Wilshire 5000 invests primarily in small-, mid- and large-cap stocks. You cannot invest directly in an index. (08/04)

SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (UNAUDITED)

  Shares     Common Stocks: 94.44%                                Market Value
  ------     ---------------------                                ------------

             ADVANCED INDUSTRIAL EQUIPMENT: 0.49%
    76,200   O.I. Corp.*<F1>                                      $    685,800
    80,000   The Lamson & Sessions Co.*<F1>                            643,200
                                                                  ------------
                                                                     1,329,000
                                                                  ------------

             ADVANCED MEDICAL DEVICES: 0.62%
   273,300   Equidyne Corp.*<F1>                                       144,849
    15,074   Utah Medical Products, Inc.*<F1>                          398,255
    75,000   Vascular Solutions, Inc.*<F1>                             777,750
    13,000   VISX, Inc.*<F1>                                           347,360
                                                                  ------------
                                                                     1,668,214
                                                                  ------------

             AEROSPACE & DEFENSE: 2.83%
    24,100   AAR Corp.                                                 273,535
    60,000   BE Aerospace, Inc.*<F1>                                   454,800
    40,000   Ducommun, Inc.*<F1>                                       855,200
    50,000   Kaman Corp. - Class A                                     699,500
   260,000   LMI Aerospace, Inc.*<F1>                                  338,000
    24,000   Lockheed Martin Corp.                                   1,249,920
   115,000   Orbit International Corp.*<F1>                            805,000
    12,300   Pemco Aviation Group, Inc.*<F1>                           369,000
    15,000   Raytheon Co.                                              536,550
   110,700   SIFCO Industries, Inc.*<F1>                               404,055
    50,000   The Allied Defense Group, Inc.*<F1>                       898,500
    15,500   The Boeing Co.                                            791,895
                                                                  ------------
                                                                     7,675,955
                                                                  ------------

             AIRLINES: 1.10%
    22,000   Air France ADR*<F1>#<F2>                                  369,820
    80,000   Airtran Holdings, Inc.*<F1>                             1,131,200
   130,000   Atlantic Coast Airlines Holdings, Inc.*<F1>               746,200
   175,000   Midwest Express Holdings, Inc.*<F1>                       729,750
                                                                  ------------
                                                                     2,976,970
                                                                  ------------

             ALUMINUM: 0.40%
    33,000   Alcoa, Inc.                                             1,089,990
                                                                  ------------

             AUTOMOBILE MANUFACTURERS: 1.13%
    20,000   DaimlerChrysler AG #<F2>                                  941,400
    70,000   Ford Motor Co.                                          1,095,500
    22,000   General Motors Corp.                                    1,024,980
                                                                  ------------
                                                                     3,061,880
                                                                  ------------

             AUTOMOBILE PARTS & EQUIPMENT: 1.18%
    35,000   ArvinMeritor, Inc.                                        684,950
    23,000   Cooper Tire & Rubber Co.                                  529,000
    80,000   Dura Automotive Systems, Inc.*<F1>                        732,000
    60,000   The Goodyear Tire & Rubber Co.                            545,400
    60,000   Visteon Corp.                                             700,200
                                                                  ------------
                                                                     3,191,550
                                                                  ------------

             BANKS: 2.06%
    81,984   BFC Financial Corp. - Class A*<F1>                        967,411
    10,000   Bank of America Corp.                                     846,200
    10,000   Bank One Corp.                                            510,000
    20,000   BankAtlantic Bancorp, Inc. - Class A                      369,000
    38,000   Capstead Mortgage Corp.                                   511,100
    18,000   Citigroup, Inc.                                           837,000
    22,000   MBNA Corp.                                                567,380
    22,000   National City Corp.                                       770,220
    10,000   Sovereign Bancorp, Inc.                                   221,000
                                                                  ------------
                                                                     5,599,311
                                                                  ------------

             BIOTECHNOLOGY: 0.21%
    50,000   King Pharmaceuticals, Inc.*<F1>                           572,500
                                                                  ------------

             BUILDING MATERIALS: 1.17%
    20,000   Ameron International Corp.                                682,600
   100,000   Huttig Building Products, Inc.*<F1>                       768,000
    17,000   International Aluminum Corp.                              494,700
    40,000   JLG Industries, Inc.                                      555,600
    30,000   Omnova Solutions, Inc.*<F1>                               183,000
   540,000   Smith-Midland Corp.*<F1>                                  486,000
                                                                  ------------
                                                                     3,169,900
                                                                  ------------

             BUSINESS SERVICES: 3.80%
    40,000   Ambassadors International, Inc.                           511,600
   260,000   Analysts International Corp.*<F1>                         800,800
   150,000   Computer Horizons Corp.*<F1>                              598,500
   110,000   Edgewater Technology, Inc.*<F1>                           680,900
   151,100   HealthStream, Inc.*<F1>                                   299,329
    30,000   IKON Office Solutions, Inc.                               344,100
   100,000   InFocus Corp.*<F1>                                        850,000
    82,200   Insweb Corp.*<F1>                                         363,324
     4,207   Manpower, Inc.                                            213,589
    30,000   MasTec, Inc.*<F1>                                         162,900
   125,000   Onvia.com, Inc.*<F1>                                      743,750
    49,630   Quotesmith.com, Inc.*<F1>                                 297,780
   500,000   Technology Solutions Co.*<F1>                             540,000
   225,000   Traffix, Inc.*<F1>                                      1,480,500
    98,823   ValueClick, Inc.*<F1>                                   1,183,900
    98,200   Vicon Industries, Inc.*<F1>                               485,108
   200,000   Zomax, Inc.*<F1>                                          754,000
                                                                  ------------
                                                                    10,310,080
                                                                  ------------

             CASINOS: 0.19%
    35,000   Caesars Entertainment, Inc.*<F1>                          525,000
                                                                  ------------

             CHEMICALS - COMMODITY: 0.64%
    15,000   E.I. Du Pont de Nemours and Co.                           666,300
    60,000   Olin Corp.                                              1,057,200
                                                                  ------------
                                                                     1,723,500
                                                                  ------------

             CHEMICALS - SPECIALTY: 1.13%
    40,000   Crompton Corp.                                            252,000
    35,000   IMC Global, Inc.                                          469,000
    20,000   OM Group, Inc.*<F1>                                       660,200
    15,000   Octel Corp. #<F2>                                         394,950
    10,500   Spartech Corp.                                            272,370
   125,000   Wellman, Inc.                                           1,016,250
                                                                  ------------
                                                                     3,064,770
                                                                  ------------

             CLOTHING/FABRICS: 2.41%
    25,000   Delta Apparel, Inc.                                       608,750
    22,500   Haggar Corp.                                              453,375
   120,000   Hartmarx Corp.*<F1>                                       756,000
     5,075   Kellwood Co.                                              221,016
    10,000   Oxford Industries, Inc.                                   435,600
    10,000   Phillips-Van Heusen Corp.                                 192,500
    84,850   Quaker Fabric Corp.*<F1>                                  654,109
    40,000   Quicksilver, Inc.*<F1>                                    952,400
    35,000   Russell Corp.                                             628,600
    35,000   Tommy Hilfiger Corp.*<F1>#<F2>                            529,900
    60,000   Tropical Sportswear International Corp.*<F1>              213,000
   305,000   Unifi, Inc.*<F1>                                          893,650
                                                                  ------------
                                                                     6,538,900
                                                                  ------------

             COMMUNICATIONS TECHNOLOGY: 4.83%
   150,000   3Com Corp.*<F1>                                           937,500
    45,000   Andrew Corp.*<F1>                                         900,450
    76,000   APA Optics, Inc.*<F1>                                     175,560
   150,000   Avanex Corp.*<F1>                                         583,500
    40,000   Avici Systems, Inc.*<F1>                                  520,140
   241,000   Blonder Tongue Laboratories, Inc.*<F1>                    615,755
    48,901   Bookham Technology plc ADR*<F1>#<F2>                       46,945
    65,000   Celeritek, Inc.*<F1>                                      249,600
    65,000   Communications Systems, Inc.*<F1>                         520,650
    30,000   Comverse Technology, Inc.*<F1>                            598,200
    45,000   Corning, Inc.*<F1>                                        587,700
    55,527   Cosine Communications, Inc.*<F1>                          237,656
   289,700   deltathree, Inc. - Class A*<F1>                           622,855
    70,000   Digi International, Inc.*<F1>                             750,400
   475,000   Forgent Networks, Inc.*<F1>                               646,000
    46,160   MarketWatch.com, Inc.*<F1>                                541,457
    85,000   Net2Phone, Inc.*<F1>                                      385,050
    65,000   Network Equipment Technologies, Inc.*<F1>                 530,400
    46,346   Novell, Inc.*<F1>                                         388,843
    28,000   Polycom, Inc.*<F1>                                        627,480
   120,000   Stratos International, Inc.*<F1>                          656,400
    27,609   Symmetricom, Inc.*<F1>                                    245,720
   210,000   TII Network Technologies, Inc.*<F1>                       321,300
   125,000   Tellabs, Inc.*<F1>                                      1,092,500
    60,000   TriQuint Semiconductor, Inc.*<F1>                         327,600
                                                                  ------------
                                                                    13,109,661
                                                                  ------------

             COMPUTERS: 2.35%
    47,500   Apple Computer, Inc.*<F1>                               1,545,650
    40,000   Computer Network Technology Corp.*<F1>                    239,600
   210,000   Gateway, Inc.*<F1>                                        945,000
    40,000   Hewlett Packard Co.                                       844,000
    40,000   Hypercom Corp.*<F1>                                       338,000
   140,000   Optimal Group, Inc. - Class A*<F1>#<F2>                 1,064,000
    25,000   SanDisk Corp.*<F1>                                        542,250
   200,000   Sun Microsystems, Inc.*<F1>                               868,000
                                                                  ------------
                                                                     6,386,500
                                                                  ------------

             CONSUMER SERVICES: 0.40%
    20,000   H & R Block, Inc.                                         953,600
     4,000   SINA Corp.*<F1>#<F2>                                      131,960
                                                                  ------------
                                                                     1,085,560
                                                                  ------------

             CONTAINERS & PACKAGING: 0.52%
    84,000   American Biltrite, Inc.                                   772,800
   140,000   Applied Extrusion Technologies, Inc.*<F1>                  67,200
    51,250   Rock of Ages Corp.                                        415,894
    89,000   Rotonics Manufacturing, Inc.                              155,750
                                                                  ------------
                                                                     1,411,644
                                                                  ------------

             COSMETICS/PERSONAL CARE: 0.14%
    10,000   Helen of Troy Ltd.*<F1> #<F2>                             368,700
                                                                  ------------

             DATA STORAGE/DISK DRIVES: 1.64%
   120,000   Adaptec, Inc.*<F1>                                      1,015,200
   170,000   Innovex, Inc.*<F1>                                        776,900
    75,000   Iomega Corp.*<F1>                                         418,500
   100,000   Maxtor Corp.*<F1>                                         663,000
    25,000   Storage Technology Corp.*<F1>                             725,000
   100,000   Western Digital Corp.*<F1>                                866,000
                                                                  ------------
                                                                     4,464,600
                                                                  ------------

             ELECTRIC MANUFACTURING SERVICES: 0.76%
    40,000   Flextronics International LTD*<F1>#<F2>                   638,000
    50,000   Sanmina - SCI Corp.*<F1>                                  455,000
   150,000   Solectron Corp.*<F1>                                      970,500
                                                                  ------------
                                                                     2,063,500
                                                                  ------------

             ELECTRICAL COMPONENTS & EQUIPMENT: 2.73%
   114,900   Aetrium, Inc.*<F1>                                        844,515
    31,000   American Power Conversion Corp.*<F1>                      609,150
    25,000   AVX Corp.                                                 361,250
    25,000   C&D Technologies, Inc.                                    445,750
   107,700   Fedders Corp.                                             468,495
    55,000   Frequency Electronics, Inc.                               777,700
    16,500   InVision Technologies, Inc.*<F1>                          823,350
    60,000   Kemet Corp.*<F1>                                          733,200
    25,000   Nam Tai Electronics, Inc. #<F2>                           538,000
    40,000   OSI Systems, Inc.*<F1>                                    797,200
     7,600   RF Industries, Ltd.*<F1>                                   76,836
    50,000   Vishay Intertechnology, Inc.*<F1>                         929,000
                                                                  ------------
                                                                     7,404,446
                                                                  ------------

             FINANCIAL SERVICES, DIVERSIFIED: 0.75%
    14,000   Fannie Mae                                                999,040
    70,000   Providian Financial Corp.*<F1>                          1,026,900
                                                                  ------------
                                                                     2,025,940
                                                                  ------------

             FIXED LINE COMMUNICATIONS: 1.42%
   325,000   ADC Telecommunications, Inc.*<F1>                         923,000
    47,000   AT&T Corp.                                                687,610
    25,000   BellSouth Corp.                                           655,500
   110,000   Endwave Corp.*<F1>                                        874,500
    30,000   SBC Communications, Inc.                                  727,500
                                                                  ------------
                                                                     3,868,110
                                                                  ------------

             FOOD MANUFACTURERS: 0.64%
    45,000   Archer-Daniels-Midland Co.                                755,100
    43,000   Sara Lee Corp.                                            988,570
                                                                  ------------
                                                                     1,743,670
                                                                  ------------

             FOOD RETAILERS: 0.27%
    27,500   Albertson's, Inc.                                         729,850
                                                                  ------------

             FOOTWEAR: 1.31%
    39,000   Deckers Outdoor Corp.*<F1>                              1,150,110
    30,000   Maxwell Shoe Company, Inc. - Class A*<F1>                 697,200
    30,000   Saucony, Inc. - Class B*<F1>                              631,500
    21,000   Steven Madden, Ltd.*<F1>                                  419,370
    10,000   The Timberland Co. - Class A*<F1>                         645,900
                                                                  ------------
                                                                     3,544,080
                                                                  ------------

             FOREST PRODUCTS: 0.49%
    14,500   Georgia-Pacific Corp.                                     536,210
    40,000   Pope & Talbot, Inc.                                       790,800
                                                                  ------------
                                                                     1,327,010
                                                                  ------------

             HEALTHCARE PROVIDERS: 3.78%
    15,000   Aetna, Inc.                                             1,275,000
    95,000   American Shared Hospital Services                         532,000
    45,000   Curative Health Services, Inc.*<F1>                       389,700
    20,000   HCA, Inc.                                                 831,800
    30,000   Health Net, Inc.*<F1>                                     795,000
    50,000   Humana, Inc.*<F1>                                         845,000
    23,365   LCA-Vision, Inc.*<F1>                                     680,622
    21,500   Lincare Holdings, Inc.*<F1>                               706,490
    80,000   Orthodontic Centers of America, Inc.*<F1>                 655,200
    18,000   Oxford Health Plans, Inc.*<F1>                            990,720
    23,000   PacifiCare Health Systems, Inc.*<F1>                      889,180
    60,000   Res-Care, Inc.*<F1>                                       762,000
    45,000   Tenet Healthcare Corp.*<F1>                               603,450
    61,000   United American Healthcare Corp.*<F1>                     314,150
                                                                  ------------
                                                                    10,270,312
                                                                  ------------

             HEAVY CONSTRUCTION: 0.27%
   172,300   Williams Industries, Inc.*<F1>                            732,275
                                                                  ------------

             HEAVY MACHINERY: 0.02%
     9,700   Katy Industries, Inc.*<F1>                                 47,433
                                                                  ------------

             HOME CONSTRUCTION: 4.84%
    12,000   Beazer Homes USA, Inc.*<F1>                             1,203,720
    10,000   Cavco Industries, Inc.*<F1>                               397,000
    22,500   Centex, Corp.                                           1,029,375
    40,000   D.R. Horton, Inc.                                       1,136,000
    27,500   Hovanian Enterprises, Inc. - Class A*<F1>                 954,525
    14,000   KB Home                                                   960,820
    20,000   Lennar Corp. - Class A                                    894,400
    15,000   M.D.C. Holdings, Inc.                                     954,150
    35,000   Orleans Homebuilders, Inc.                                674,450
    20,000   Pulte Homes, Inc.                                       1,040,600
    65,000   Rexhall Industries, Inc.*<F1>                             131,365
    12,500   Ryland Group, Inc.                                        977,500
    20,000   Standard Pacific Corp.                                    986,000
    25,000   Toll Brothers, Inc.*<F1>                                1,058,000
    32,500   WCI Communities, Inc.*<F1>                                725,075
                                                                  ------------
                                                                    13,122,980
                                                                  ------------

             HOME FURNISHINGS: 1.00%
    80,000   Applica, Inc.*<F1>                                        712,000
    32,700   Chromcraft Revington, Inc.*<F1>                           416,925
     6,000   Craftmade International, Inc.                             118,800
    13,000   National Presto Industries, Inc.                          535,990
    45,000   The Dixie Group, Inc.*<F1>                                532,800
     6,000   Whirlpool Corp.                                           411,600
                                                                  ------------
                                                                     2,728,115
                                                                  ------------

             HOUSE-DURABLE: 0.74%
    45,000   Department 56, Inc.*<F1>                                  693,000
    71,200   Global-Tech Appliances, Inc.*<F1>#<F2>                    676,400
    27,500   Newell Rubbermaid, Inc.                                   646,250
                                                                  ------------
                                                                     2,015,650
                                                                  ------------

             HOUSE-NON-DURABLE: 0.09%
     7,000   Central Garden & Pet Co.*<F1>                             250,390
                                                                  ------------

             INDUSTRIAL DIVERSIFIED: 0.63%
    40,000   GenCorp, Inc.                                             535,600
    15,000   General Electric Co.                                      486,000
    35,000   McRae Industries, Inc. - Class A                          336,000
    44,900   P & F Industries, Inc. - Class A*<F1>                     343,485
                                                                  ------------
                                                                     1,701,085
                                                                  ------------

             INDUSTRIAL SERVICES & DISTRIBUTORS: 0.91%
    30,000   Avnet, Inc.*<F1>                                          681,000
    25,000   Ingram Micro, Inc.*<F1>                                   361,750
    75,000   Nu Horizons Electronics Corp.*<F1>                        675,000
    50,908   Spectrum Control, Inc.*<F1>                               405,737
    75,000   Trio-Tech International*<F1>                              331,500
                                                                  ------------
                                                                     2,454,987
                                                                  ------------

             INSURANCE, FULL LINE: 0.79%
     8,000   American International Group, Inc.                        570,240
    10,000   Anthem, Inc.*<F1>                                         895,600
    10,000   Hartford Financial Services Group, Inc.                   687,400
                                                                  ------------
                                                                     2,153,240
                                                                  ------------

             INSURANCE, LIFE: 0.40%
     2,500   National Western Life
               Insurance Co. - Class A*<F1>                            383,875
    45,000   UnumProvident Corp.                                       715,500
                                                                  ------------
                                                                     1,099,375
                                                                  ------------

             INSURANCE, PROPERTY & CASUALTY: 1.67%
    10,500   MGIC Investment Corp.                                     796,530
    20,000   Merchants Group, Inc.                                     515,000
    30,000   PXRE Group LTD#<F2>                                       758,100
    11,500   Radian Group, Inc.                                        550,850
    25,000   RTW, Inc.*<F1>                                            161,000
    20,000   The St. Paul Travelers Companies, Inc.                    810,800
    20,000   The Allstate Corp.                                        931,000
                                                                  ------------
                                                                     4,523,280
                                                                  ------------

             MARINE TRANSPORTATION/SHIPPING
               (NON-ENERGY): 0.37%
    57,500   Sea Containers Ltd. -  Class A#<F2>                     1,007,975
                                                                  ------------


             MEDICAL SUPPLIES: 1.60%
    15,000   Abbott Laboratories                                       611,400
    12,000   AmerisourceBergen Corp.                                   717,360
    25,000   Baxter International, Inc.                                862,750
    43,000   Cantel Medical Corp.*<F1>                                 926,650
    36,000   McKesson Corp.                                          1,235,880
                                                                  ------------
                                                                     4,354,040
                                                                  ------------

             MERCHANT ENERGY PROVIDERS: 0.21%
   125,000   Calpine Corp.*<F1>                                        540,000
    70,000   Mirant Corp.*<F1>                                          25,130
                                                                  ------------
                                                                       565,130
                                                                  ------------

             OIL, DRILLING: 1.12%
    35,000   GlobalSantaFe Corp.#<F2>                                  927,500
    18,000   Nabors Industries, Ltd.*<F1> #<F2>                        813,960
    10,000   Rowan Companies, Inc.                                     243,300
    36,000   Transocean, Inc.*<F1>#<F2>                              1,041,840
                                                                  ------------
                                                                     3,026,600
                                                                  ------------

             OIL, INTEGRATED MAJORS: 1.06%
    20,000   Anadarko Petroleum Corp.                                1,172,000
    13,000   Exxon Mobil Corp.                                         577,330
    30,000   Marathon Oil Corp.                                      1,135,200
                                                                  ------------
                                                                     2,884,530
                                                                  ------------

             OIL, EQUIPMENT & SERVICES: 1.55%
    70,000   Key Energy Services, Inc.*<F1>                            660,800
    40,000   Maverick Tube Corp.*<F1>                                1,050,400
    30,000   Oceaneering International, Inc.*<F1>                    1,027,500
    20,000   Offshore Logistics, Inc.*<F1>                             562,400
    30,000   Tidewater Inc.                                            894,000
                                                                  ------------
                                                                     4,195,100
                                                                  ------------

             OIL, REFINERS: 1.65%
    60,000   Giant Industries, Inc.*<F1>                             1,320,000
    20,000   Holly Corp.                                               748,000
    45,000   Tesoro Petroleum Corp.                                  1,242,000
    16,000   Valero Energy Corp.                                     1,180,160
                                                                  ------------
                                                                     4,490,160
                                                                  ------------

             OIL, SECONDARY: 0.63%
    10,000   Apache Corp.                                              435,500
     9,000   Devon Energy Corp.                                        594,000
    40,000   Vintage Petroleum, Inc.                                   678,800
                                                                  ------------
                                                                     1,708,300
                                                                  ------------

             OIL, TRANSPORTATION/SHIPPING: 1.27%
   100,000   OMI Corp.*<F1>#<F2>                                     1,190,000
    15,000   Overseas Shipholding Group, Inc.                          661,950
    20,000   Teekay Shipping Corp. #<F2>                               747,600
    25,000   Tsakos Energy Navigation LTD.#<F2>                        849,000
                                                                  ------------
                                                                     3,448,550
                                                                  ------------

             OTHER NON-FERROUS: 0.48%
    20,000   Inco, Ltd.*<F1>#<F2>                                      691,200
     8,000   Phelps Dodge Corp.*<F1>                                   620,080
                                                                  ------------
                                                                     1,311,280
                                                                  ------------

             PAPER PRODUCTS: 0.45%
    16,000   Boise Cascade Corp.                                       602,240
    14,000   International Paper Co.                                   625,800
                                                                  ------------
                                                                     1,228,040
                                                                  ------------

             PHARMACEUTICALS: 1.69%
    22,000   Bristol-Myers Squibb Co.                                  539,000
    18,500   Johnson & Johnson                                       1,030,450
    20,000   Merck & Co. Inc.                                          950,000
    26,000   Pfizer, Inc.                                              891,280
    25,000   Schering-Plough Corp.                                     462,000
    20,000   Wyeth                                                     723,200
                                                                  ------------
                                                                     4,595,930
                                                                  ------------
             POLLUTION CONTROL/WASTE
               MANAGEMENT: 0.49%
   100,000   IMCO Recycling, Inc.*<F1>                               1,322,000
                                                                  ------------

             PRECIOUS METALS: 0.36%
    65,000   Stillwater Mining Co.*<F1>                                975,650
                                                                  ------------

             RAILROADS: 1.18%
    32,000   CSX Corp.                                               1,048,640
    50,000   Norfolk Southern Corp.                                  1,326,000
    14,000   Union Pacific Corp.                                       832,300
                                                                  ------------
                                                                     3,206,940
                                                                  ------------

             REAL ESTATE INVESTMENT: 0.49%
    60,000   HRPT Properties Trust                                     600,600
   130,000   Jameson Inns, Inc.                                        280,930
     8,000   LNR Property Corp.                                        434,000
                                                                  ------------
                                                                     1,315,530
                                                                  ------------

             RECREATIONAL PRODUCTS: 1.78%
    50,000   Action Performance Companies, Inc.                        753,500
    15,000   Brunswick Corp.                                           612,000
    30,000   Callaway Golf Co.                                         340,200
    15,000   Coastcast Corp.*<F1>                                       32,700
   150,000   Concord Camera Corp.*<F1>                                 495,000
    25,000   Eastman Kodak Co.                                         674,500
   165,000   Huffy Corp.*<F1>                                          189,750
    30,000   K2, Inc.*<F1>                                             471,000
    65,000   The Nautilus Group, Inc.                                1,268,150
                                                                  ------------
                                                                     4,836,800
                                                                  ------------

             RESTAURANTS: 0.65%
    18,100   Darden Restaurants, Inc.                                  371,955
    25,000   Landry's Restaurants, Inc.                                747,250
    25,000   McDonald's Corp.                                          650,000
                                                                  ------------
                                                                     1,769,205
                                                                  ------------

             RETAILERS, APPAREL: 1.48%
    33,000   Abercrombie & Fitch Co. - Class A*<F1>                  1,278,750
    30,000   American Eagle Outfitters, Inc.*<F1>                      867,300
    15,000   AnnTaylor Stores Corp.*<F1>                               434,700
    20,000   Burlington Coat Factory Warehouse Corp.                   386,000
   100,000   Goody's Family Clothing, Inc.                           1,037,000
                                                                  ------------
                                                                     4,003,750
                                                                  ------------

             RETAILERS, BROADLINE: 0.57%
    24,000   J. C. Penney Company, Inc.                                906,240
     5,000   Nordstrom, Inc.                                           213,050
    11,000   Sears, Roebuck and Co.                                    415,360
                                                                  ------------
                                                                     1,534,650
                                                                  ------------

             RETAILERS, SPECIALTY: 2.42%
    35,000   AutoNation, Inc.*<F1>                                     598,500
    25,000   Barnes & Noble, Inc.*<F1>                                 849,500
    65,000   Circuit City Stores, Inc.                                 841,750
    45,000   Friedman's Inc. - Class A                                 142,650
    25,000   Jo-Ann Stores, Inc. - Class B*<F1>                        735,000
    13,000   Michaels Stores, Inc.*<F1>                                715,000
     8,000   TBC Corp.*<F1>                                            190,400
    29,000   The Home Depot, Inc.                                    1,020,800
    80,000   Toys "R" Us, Inc.*<F1>                                  1,274,400
    20,000   Trans World Entertainment Corp.*<F1>                      200,400
                                                                  ------------
                                                                     6,568,400
                                                                  ------------

             SAVINGS & LOANS: 1.27%
    17,250   Countrywide Financial Corp.                             1,211,812
    16,000   FirstFed Financial Corp.*<F1>                             665,600
     2,000   Golden West Financial Corp.                               212,700
    24,400   PVF Capital Corp.                                         391,376
    25,000   Washington Mutual, Inc.                                   966,000
                                                                  ------------
                                                                     3,447,488
                                                                  ------------

             SECURITIES BROKERS: 0.51%
    10,000   Lehman Brothers Holdings, Inc.                            752,500
     7,500   The Bear Stearns Companies, Inc.                          632,325
                                                                  ------------
                                                                     1,384,825
                                                                  ------------

             SEMICONDUCTOR, CAPITAL EQUIPMENT: 3.74%
    50,000   Applied Materials, Inc.*<F1>                              981,000
    45,000   Brooks Automation, Inc.*<F1>                              906,750
    40,000   Cohu, Inc.                                                761,600
    75,000   Credence Systems Corp.*<F1>                             1,035,000
    75,000   Electroglas, Inc.*<F1>                                    401,250
    90,000   Kulicke and Soffa Industries, Inc.*<F1>                   986,400
    37,500   Lam Research Corp.*<F1>                                 1,005,000
    60,000   Mattson Technology, Inc.*<F1>                             721,200
    25,000   Novellus Systems, Inc.*<F1>                               786,000
    25,000   Teradyne, Inc.                                            567,500
    35,976   Ultratech, Inc.*<F1>                                      585,689
    20,000   Varian Semiconductor
               Equipment Associates, Inc.*<F1>                         771,200
    25,000   Veeco Instruments, Inc.*<F1>                              645,250
                                                                  ------------
                                                                    10,153,839
                                                                  ------------

             SEMICONDUCTOR, GRAPHICS CHIPS: 0.87%
    85,000   ESS Technology, Inc.*<F1>                                 910,350
    30,000   NVIDIA Corp.*<F1>                                         615,000
    40,001   Trident Microsystems, Inc.*<F1>                           448,411
   163,900   Tvia, Inc.*<F1>                                           319,605
   205,288   Vialta, Inc. - Class A*<F1>                                73,904
                                                                  ------------
                                                                     2,367,270
                                                                  ------------

             SEMICONDUCTOR, MICROPROCESSORS: 3.42%
    70,000   Advanced Micro Devices, Inc.*<F1>                       1,113,000
    75,000   Atmel Corp.*<F1>                                          444,000
    35,000   Cypress Semiconductor Corp.*<F1>                          496,650
    80,000   Dataram Corp.*<F1>                                        736,000
    45,600   Diodes, Inc.*<F1>                                       1,080,264
    37,500   Integrated Silicon Solution, Inc.*<F1>                    457,875
    20,000   International Rectifier Corp.*<F1>                        828,400
   110,000   LSI Logic Corp.*<F1>                                      838,200
    60,000   Micron Technology, Inc.*<F1>                              918,600
    40,000   National Semiconductor Corp.*<F1>                         879,600
    20,000   Siliconix, Inc.*<F1>                                      992,400
    21,000   Texas Instruments, Inc.                                   507,780
                                                                  ------------
                                                                     9,292,769
                                                                  ------------

             SEMICONDUCTOR, PROGRAMMABLE
               LOGIC DEVICES: 0.52%
    42,500   Genesis Microchip, Inc.*<F1>                              585,225
    60,000   Integrated Device Tech, Inc.*<F1>                         830,400
                                                                  ------------
                                                                     1,415,625
                                                                  ------------

             SOFTWARE: 5.30%
   100,000   ActivCard Corp.*<F1>                                      726,000
   170,500   American Software, Inc. - Class A*<F1>                  1,038,345
   134,100   Apropos Technology, Inc.*<F1>                             522,990
    17,000   Ascential Software Corp.*<F1>                             271,830
    29,500   Aspect Communications Corp.*<F1>                          418,900
    10,000   Autodesk, Inc.                                            428,100
   170,000   Blue Martini Software, Inc.*<F1>                          753,100
    24,000   BMC Software, Inc.*<F1>                                   444,000
    53,100   CAM Commerce Solutions, Inc.*<F1>                         910,134
   100,000   Captaris, Inc.*<F1>                                       646,000
    16,000   Click Commerce, Inc.*<F1>                                  90,400
   145,000   Compuware Corp.*<F1>                                      957,000
   188,286   Corio, Inc.*<F1>                                          408,581
    26,000   Electronics for Imaging, Inc.*<F1>                        734,760
   100,000   Keynote Systems, Inc.*<F1>                              1,375,000
    30,000   Microsoft Corp.                                           856,800
    56,827   NetManage, Inc.*<F1>                                      443,251
   290,000   Peerless Systems Corp.*<F1>                               368,300
    48,100   Previo, Inc.*<F1>                                           7,696
   155,000   Quovadx, Inc.*<F1>                                        186,000
   150,000   Roxio, Inc.*<F1>                                          736,500
    20,000   SafeNet, Inc.*<F1>                                        553,600
   450,000   SEEC, Inc.*<F1>                                            90,000
    75,000   Selectica, Inc.*<F1>                                      356,250
    25,000   SonicWALL, Inc.*<F1>                                      215,000
    50,000   Unisys Corp.*<F1>                                         694,000
   200,000   VIA NET.WORKS, Inc.*<F1>                                  158,000
                                                                  ------------
                                                                    14,390,537
                                                                  ------------

             STEEL: 0.67%
    70,000   Ryerson Tull, Inc.                                      1,111,600
    20,000   United States Steel Corp.                                 702,400
                                                                  ------------
                                                                     1,814,000
                                                                  ------------

             TOBACCO: 0.83%
    10,000   Altria Group, Inc.                                        500,500
    65,000   Dimon, Inc.                                               371,800
    13,500   R.J. Reynolds Tobacco Holdings, Inc.                      912,465
    13,000   UST, Inc.                                                 468,000
                                                                  ------------
                                                                     2,252,765
                                                                  ------------

             TOYS: 1.26%
    25,000   Hasbro, Inc.                                              475,000
    60,000   Mattel, Inc.                                            1,095,000
    60,000   THQ, Inc.*<F1>                                          1,374,000
    50,000   The Topps Co.*<F1>                                        485,000
                                                                  ------------
                                                                     3,429,000
                                                                  ------------

             TRANSPORTATION EQUIPMENT: 0.21%
    18,000   Trinity Industries, Inc.                                  572,220
                                                                  ------------

             TRUCKING: 0.32%
    15,000   Arkansas Best Corp.*<F1>                                  493,800
     9,500   Yellow Roadway Corp.*<F1>                                 378,670
                                                                  ------------
                                                                       872,470
                                                                  ------------

             WIRELESS COMMUNICATIONS: 1.27%
   165,000   Aether Systems, Inc.*<F1>                                 567,600
    75,000   Brightpoint, Inc.*<F1>                                  1,031,250
    27,500   Nextel Communications, Inc.*<F1>                          733,150
    35,000   Nokia Corp. ADR#<F2>                                      508,900
    93,333   Vyyo, Inc.*<F1>                                           603,864
                                                                  ------------
                                                                     3,444,764
                                                                  ------------

             Total Common Stocks (Cost $220,861,477)              $256,316,045
                                                                  ------------

             Warrants: 0.01%
             ---------------
    20,000   Air France ADR*<F1>#<F2>
               Expiration July 2005, Exercise Price $20.00
               (Acquired 5/5/2004, Cost $18,752)                        24,000
                                                                  ------------

 Shares/
 Principal   Short-Term Investments:  4.50%
 ---------   ------------------------------
             MONEY MARKET FUNDS: 4.50%
 4,684,883   Dreyfus Treasury Prime Cash
               Management - Investor Class                           4,684,883
 7,531,729   SEI Daily Income Treasury
               Government - Class B                                  7,531,729
                                                                  ------------

             Total Short-Term Investments
               (Cost $12,216,612)                                   12,216,612
                                                                  ------------

             Total Investments in Securities
               (Cost $233,096,841): 98.95%                         268,556,657
             Other Assets in Excess of Liabilities: 1.05%            2,853,843
                                                                  ------------
             Net Assets: 100.00%                                  $271,410,500
                                                                  ------------
                                                                  ------------

*<F1>     Non-income producing security.
#<F2>     U.S. Security of a foreign issuer.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at value (cost $233,096,841)        $268,556,657
   Receivables:
      Securities sold                                                  424,000
      Fund shares sold                                               3,379,411
      Dividends and interest                                           163,961
   Prepaid expenses                                                     37,525
                                                                  ------------
         Total assets                                              272,561,554
                                                                  ------------

LIABILITIES
   Payables:
      Securities purchased                                             507,570
      Fund shares redeemed                                             322,013
      Due to advisor                                                   216,314
      Distribution fees                                                 54,079
      Administration fees                                               23,144
      Custodian fees                                                     4,428
      Transfer agent fees                                               22,798
   Accrued expenses                                                        708
                                                                  ------------
         Total liabilities                                           1,151,054
                                                                  ------------
NET ASSETS                                                        $271,410,500
                                                                  ------------
                                                                  ------------

   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   [$271,410,500/10,550,289 shares outstanding; unlimited number
     of shares (par value $.01) authorized]                       $      25.73
                                                                  ------------
                                                                  ------------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                $236,617,787
   Accumulated net investment loss                                    (345,942)
   Accumulated net realized loss on investments                       (321,161)
   Net unrealized appreciation on investments                       35,459,816
                                                                  ------------
         Net assets                                               $271,410,500
                                                                  ------------
                                                                  ------------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Income
      Dividends (Net of foreign tax $10,444)                        $1,569,466
      Interest                                                          63,955
                                                                    ----------
         Total income                                                1,633,421
                                                                    ----------
   Expenses
      Advisory fees (Note 3)                                         1,275,545
      Distribution fees (Note 4)                                       318,886
      Administration fees (Note 3)                                     138,571
      Transfer agent fees                                              114,212
      Custody fees                                                      40,635
      Fund accounting fees                                              31,197
      Registration expense                                              17,779
      Professional fees                                                 15,014
      Reports to shareholders                                           12,827
      Miscellaneous                                                      9,254
      Trustee fees                                                       3,528
      Insurance expense                                                  1,915
                                                                    ----------
         Total expenses                                              1,979,363
         Add:  expenses recouped by advisor (Note 3)                        --
                                                                    ----------

            Net expenses                                             1,979,363
                                                                    ----------
               NET INVESTMENT LOSS                                    (345,942)
                                                                    ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                  1,650,333
   Net change in unrealized appreciation on investments              5,687,326
                                                                    ----------
   Net realized and unrealized gain on investments                   7,337,659
                                                                    ----------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $6,991,717
                                                                    ----------
                                                                    ----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                              Six Months Ended
                                                               June 30, 2004         Year Ended
                                                                (Unaudited)      December 31, 2003
                                                              ----------------   -----------------
INCREASE (DECREASE)
  IN NET ASSETS FROM:

OPERATIONS
   Net investment loss                                         $   (345,942)        $   (520,686)
   Net realized gain on investments                               1,650,333            1,312,926
   Net change in unrealized
     appreciation on investments                                  5,687,326           40,324,322
                                                               ------------         ------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                                    6,991,717           41,116,562

TRANSACTIONS IN SHARES
  OF BENEFICIAL INTEREST
   Net increase in net assets derived from
     net change in outstanding shares (a)<F3>                    84,038,745           90,791,683
                                                               ------------         ------------
   TOTAL INCREASE IN NET ASSETS                                  91,030,462          131,908,245
                                                               ------------         ------------
NET ASSETS
   Beginning of year                                            180,380,038           48,471,793
                                                               ------------         ------------
   END OF YEAR                                                 $271,410,500         $180,380,038
                                                               ------------         ------------
                                                               ------------         ------------
   Accumulated net investment income                               (345,942)                  --
                                                               ------------         ------------

(a)<F3>  A summary of share transactions is as follows:

                                    Six Months Ended
                                     June 30, 2004                   Year Ended
                                      (Unaudited)                December 31, 2003
                                ------------------------      ------------------------
                                Shares   Paid in Capital      Shares   Paid in Capital
                                ------   ---------------      ------   ---------------
Shares sold                    5,971,785   $153,498,369      5,061,932   $112,953,852
Shares redeemed*<F4>          (2,766,094)   (69,459,624)    (1,230,776)   (22,162,169)
                              ----------   ------------     ----------   ------------
Net increase                   3,205,691   $ 84,038,745      3,831,156   $ 90,791,683
                              ----------   ------------     ----------   ------------
                              ----------   ------------     ----------   ------------
*<F4>  Net of redemption
         fees of:                          $    180,181                  $    131,470
                                           ------------                  ------------
                                           ------------                  ------------

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                        Six Months
                                          Ended
                                         June 30,                             Year Ended December 31,
                                           2004           ----------------------------------------------------------------
                                       (Unaudited)        2003           2002           2001           2000           1999
                                       -----------        ----           ----           ----           ----           ----
Net asset value,
  beginning of period                     $24.56         $13.80         $18.77         $14.58         $14.55         $ 9.07
                                          ------         ------         ------         ------         ------         ------
Income from
  investment operations:
     Net investment gain/(loss)            (0.03)         (0.07)         (0.23)         (0.13)         (0.08)         (0.21)
     Net realized and unrealized
       gain/(loss) on investments           1.18          10.81          (4.66)          4.47           1.18           5.69
                                          ------         ------         ------         ------         ------         ------
Total from
  investment operations                     1.15          10.74          (4.89)          4.34           1.10           5.48
                                          ------         ------         ------         ------         ------         ------
Less distributions:
     From net realized
       gain on investments                    --             --          (0.09)         (0.15)         (1.07)            --
                                          ------         ------         ------         ------         ------         ------
Redemption fees retained                    0.02           0.02           0.01             --             --             --
                                          ------         ------         ------         ------         ------         ------
Net asset value, end of period            $25.73         $24.56         $13.80         $18.77         $14.58         $14.55
                                          ------         ------         ------         ------         ------         ------
                                          ------         ------         ------         ------         ------         ------

Total return                                4.76%++<F6>   77.97%        (25.99%)        29.83%          6.91%         60.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (thousands)                    $271,411       $180,380        $48,472        $47,243        $19,826         $7,663
Ratio of expenses
  to average net assets:
     Before expense
       reimbursement                        1.55%+<F5>     1.79%          2.25%          2.25%          2.25%          3.60%
     After expense
       reimbursement                        1.55%+<F5>     1.79%          2.25%          2.25%          2.25%          2.20%
Ratio of net investment loss
  to average net assets:
     After expense
       reimbursement                       (0.27%)+<F5>   (0.74%)        (1.34%)        (1.15%)        (0.79%)        (1.32%)
Portfolio turnover rate                     8.44%++<F6>   13.64%         28.14%         18.11%         30.17%         19.00%

+<F5>     Annualized
++<F6>    Not annualized

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 2004 (UNAUDITED)

NOTE 1 - ORGANIZATION

     The Al Frank Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operation on January 2, 1998. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing in out of favor and undervalued equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

     D. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

     E. Reclassification of Capital Accounts: The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2:
          Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies.

     F. Redemption Fees: The Fund charges a 2% redemption fee to shareholders who redeem shares held for less than two months. Such fees are retained by the Fund and accounted for as an addition to paid in capital.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For six months ended June 30, 2004, Al Frank Asset Management (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended June 30, 2004, the Fund incurred $1,275,545 in Advisory Fees.

     The Fund is responsible for its own operating expenses. For the six months ended June 30, 2004, the Advisor agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.98% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. There were no expenses subject to recapture pursuant to the aforementioned conditions at June 30, 2004.

     U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Fund asset level                         Fee rate
     ----------------                         --------
     Less than $15 million                    $30,000
     $15 million to less than $50 million 0.20% of average daily net assets $50 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
     More than $150 million                   0.05% of average daily net assets

     For the six months ended June 30, 2004, the Fund incurred $138,571 in administration fees.

     U.S. Bancorp Fund Services, LLC also serves as the Fund Accountant and Transfer Agent to the Fund. U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, LLC, serves as the Fund's custodian.

     Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares.

     Certain officers of the Fund are also officers of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION COSTS

     The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the six months ended June 30, 2004, the Fund paid the Distribution Coordinator $318,886.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     For the six months ended June 30, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $99,703,693 and $19,684,827 respectively.

NOTE 6 - INCOME TAXES

     Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

     There were no distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003.

     As of December 31, 2003, the Fund's most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of investments                                       $158,388,840
                                                               ------------

     Gross tax unrealized appreciation                           36,551,702
     Gross tax unrealized depreciation                           (6,918,372)
                                                               ------------
     Net tax unrealized appreciation                           $ 29,633,330
                                                               ------------
                                                               ------------

     Undistributed ordinary income                             $         --
     Undistributed long-term capital gain                                --
                                                               ------------
     Total distributable earnings                              $         --
                                                               ------------
                                                               ------------

     Other accumulated gains/losses                            $ (1,832,334)
                                                               ------------

     Total accumulated earnings/(losses)                       $ 27,800,996
                                                               ------------

     The Fund had a capital loss carryforward of ($1,832,334) which expires in 2010.

NOTICE TO SHAREHOLDERS JUNE 30, 2004 (UNAUDITED)

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (888) 263-6443, or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

                                    ADVISOR
                        Al Frank Asset Management, Inc.
                                 P.O. Box 1438
                            Laguna Beach, CA  92652
                              www.alfrankfund.com

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC.
                            615 East Michigan Street
                              Milwaukee, WI  53202
                                 (888) 263-6443

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45202

                            INDEPENDENT ACCOUNTANTS
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA  94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-888-263-6443.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant's independent directors/trustees serve as its nominating committee, however they do not make use of a nominating committee charter. THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF DIRECTORS.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls or in other factors that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Advisors Series Trust
                   ---------------------

     By (Signature and Title) /s/ Eric M. Banhazl
                              --------------------------
                              Eric M. Banhazl, President

     Date   8/30/04
          -----------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F7>  /s/ Eric M. Banhazl
                                    --------------------------
                                    Eric M. Banhazl, President

     Date   8/30/04
          -----------

     By (Signature and Title)*<F7>  /s/ Douglas G. Hess
                                    --------------------------
                                    Douglas G. Hess, Treasurer

     Date   8/31/04
          -----------

*<F7> Print the name and title of each signing officer under his or her signature.